CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 376.5	$ 387.7
Accounts receivable, net	467.2	454.5
Contract assets	16.0	11.7
Inventories	16.4	15.3
Prepaid expenses and other current assets	106.3	101.8
Total current assets	982.4	971.0
Properties	396.2	396.4
Less – Accumulated depreciation and amortization	339.1	332.1
Properties, net	57.1	64.3
Outsourcing assets, net	24.0	31.6
Marketable software, net	165.0	166.2
Operating lease right-of-use assets	38.4	35.4
Prepaid pension and postretirement assets	25.6	38.0
Deferred income taxes	96.6	114.0
Goodwill	247.9	287.4
Intangible assets, net	35.5	42.7
Restricted cash	14.1	9.0
Other long-term assets	185.7	205.8
Total assets	1,872.3	1,965.4
Current liabilities:
Current maturities of long-term debt	5.0	13.0
Accounts payable	97.9	130.9
Deferred revenue	210.4	198.6
Other accrued liabilities	314.7	308.4
Total current liabilities	628.0	650.9
Long-term debt	488.2	491.2
Long-term pension and postretirement liabilities	816.4	787.7
Long-term deferred revenue	108.8	104.4
Long-term operating lease liabilities	28.9	25.6
Other long-term liabilities	71.3	44.0
Commitments and contingencies (see Note 18)
Deficit:
Common stock, par value $.01 per share (150.0 shares authorized; shares issued: 2024, 75.6 and 2023, 74.0)	0.8	0.7
Accumulated deficit	(2,139.1)	(1,945.7)
Treasury stock, shares at cost: 2024, 6.0 and 2023, 5.6	(158.5)	(156.4)
Paid-in capital	4,770.6	4,749.9
Accumulated other comprehensive loss	(2,757.2)	(2,800.3)
Total Unisys Corporation stockholders' deficit	(283.4)	(151.8)
Noncontrolling interests	14.1	13.4
Total deficit	(269.3)	(138.4)
Total liabilities and deficit	$ 1,872.3	$ 1,965.4